Cover	Jul. 22, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 22, 2022
Entity File Number	000-1144546
Entity Registrant Name	HFactor, Inc.
Entity Central Index Key	0001144546
Entity Tax Identification Number	58-2634747
Entity Incorporation, State or Country Code	GA
Entity Address, Address Line One	150 NW 168th Street, STE 307
Entity Address, City or Town	North Miami Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33169
City Area Code	(929)
Local Phone Number	930-3969
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	HWTR
Security Exchange Name	NONE
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false